Long-term debt (Tables)	12 Months Ended
Mar. 31, 2025
Debt Disclosure [Abstract]
Schedule of long-term debt

	As of March 31,
	2025	2024
Loan from the director of ATGBA	$812	$834
Loan from an affiliate	111	498
Non-current portion of vehicle loan	173	108
	$1,096	$1,440

Schedule of future maturities of debt

2026	$24
2027	1,025
2028	12
2029	59
2030	-
Total future maturities of debt	$1,120